Selected Statements of Operations Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income:
Interest on short-term bank deposits	$ 57	$ 8	$ 1
Interest on long-term loans to affiliate	51	51	56
Foreign currency transaction adjustments		205
Other	39	47	37
Total financial income	147	311	94
Expenses:
Bank charges and interest expenses	1,043	1,223	985
Foreign currency transaction adjustments	103		64
Interest on long-term loans to others	89	92	70
Other	45		21
Total financial expenses	1,280	1,315	1,140
Financial expenses, net	$ 1,133	$ 1,004	$ 1,046